CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Detail Textuals) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 25, 2021 USD ($) shares	Nov. 30, 2019 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Mar. 04, 2021 ₪ / shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Common stock, par value | ₪ / shares							₪ 0.01
Common stock, shares authorized | shares			900,000,000	900,000,000
Amount of initial public offering			$ 0	$ 0	$ 263,922
Amount of preferred stock liquidation preference	$ 310,490
Convertible preferred shares outstanding | shares	59,180,522
Preferred Stock, Convertible, Terms	an equivalent number of ordinary shares on a one-to-one
Number of ordinary shares available for grant | shares			8,992,791
Expiration period of options granted			10 years
Vesting period of options			4 years
Unrecognized compensation cost			$ 19,688
Period of weighted-average non-vested share-based compensation arrangements			2 years 2 months 1 day
Weighted-average grant date fair value of options granted | $ / shares			$ 4.23	$ 7.32	$ 13.31
Intrinsic value of the options exercised			$ 7,662	$ 12,217	$ 25,937
Total grant-date fair value of released RSUs and PSUs			38,309	$ 19,004	$ 49
Restricted Share Units
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unrecognized stock compensation expenses related to RSUs			$ 70,706
Period of weighted-average non-vested share-based compensation arrangements			2 years 5 months 19 days
Employee Share Purchase Plan
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unrecognized compensation cost			$ 232
Period of weighted-average non-vested share-based compensation arrangements			2 months 12 days
Reserved for issuance of employee stock purchase plan | shares			2,627,628	2,161,770
Share purchase agreement
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total amount of consideration of convertible preferred stock		$ 45,000				$ 45,000
Total amount of funding requests						$ 35,000
Preferred shares F | Share purchase agreement
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Convertible preferred shares issued | shares	455,942
Consideration of convertible preferred stock	$ 10,000